FINANCIAL STATEMENT EFFECTS OF RATE REGULATION (Tables)	12 Months Ended
Dec. 31, 2015
FINANCIAL STATEMENT EFFECTS OF RATE REGULATION
Schedule of regulatory assets and liabilities

December 31,	2015	2014
(millions of Canadian dollars)
Regulatory assets/(liabilities)
Liquids Pipelines
Deferred income taxes[1]	1,048	898
Tolling deferrals[2]	(39)	(39)
Recoverable income taxes[3]	54	46
Pipeline future abandonment costs[4]	(47)	-
Transportation revenue adjustments[5]	11	36
Gas Distribution
Deferred income taxes[6]	328	275
Purchased gas variance[7]	129	673
Pension plans and OPEB[8]	104	171
Constant dollar net salvage adjustment[9]	42	37
Unabsorbed demand cost[10]	66	14
Future removal and site restoration reserves[11]	(581)	(562)
Site restoration clearance adjustment[12]	(193)	(283)
Revenue adjustment[13]	-	(52)
Transaction services deferral[14]	(9)	(26)
Gas Pipelines and Processing
Deferred income taxes[1]	-	24

1

The deferred income tax asset represents the regulatory offset to deferred income tax liabilities that are expected to be recovered under flow-through income tax treatment. The recovery period depends on future reversal of temporary differences.

2

The tolling deferrals reflect net tax benefits expected to be refunded through future transportation tolls on Southern Lights Canada. The balance is expected to continue to accumulate through 2018 before being refunded through tolls. Tolling deferrals are not included in the rate base.

3

The recoverable income tax asset represents future revenues to be collected from shippers for Southern Lights US to recover federal income taxes payable on the equity component of AFUDC. The recovery period commenced in 2010 and is approximately 30 years.

4

The pipeline future abandonment costs liability results from amounts collected and set aside in accordance with the NEB’s LMCI to cover future abandonment costs for NEB regulated Canadian pipelines. Funds collected are included in Restricted long-term investments (Note 12). Concurrently, the Company reflects the future abandonment cost as a regulatory liability. The settlement of this balance will occur as pipeline abandonment costs are incurred.

5

The transportation revenue adjustments are the cumulative differences between actual expenses incurred and estimated expenses included in transportation tolls. Transportation revenue adjustments are not included in the rate base. The recovery period is approximately five years, commencing with tolls filed and in effect on January 1, 2015, and dependent on shipper throughput levels.

6

The deferred income tax asset represents the regulatory offset to deferred income tax liabilities to the extent that deferred income taxes are expected to be recovered or refunded through regulator-approved rates. The recovery period depends on future temporary differences. Deferred income taxes in Gas Distribution are excluded from the rate base and do not earn an ROE.

7

The purchased gas variance (PGVA) balance represents the difference between the actual cost and the approved cost of natural gas reflected in rates. EGD has been granted OEB approval to refund this balance to, or to collect this balance from, customers on a rolling 12 month basis via the Quarterly Rate Adjustment Mechanism process. In May 2014, the OEB issued a decision allowing a portion of the PGVA as at June 30, 2014 to be recovered over a 24-month period from July 1, 2014 to June 30, 2016.

8

The pension plans and OPEB balances represent the regulatory offset to pension plan and OPEB obligations to the extent the amounts are expected to be collected from customers in future rates. An OPEB balance of $89 million is being collected over a 20-year period that commenced in 2013. The balance at December 31, 2015 was $75 million (2014 - $84 million). The settlement period for the pension regulatory asset is not determinable. The balances are excluded from the rate base and do not earn an ROE.

9

The constant dollar net salvage adjustment represents the cumulative variance between the amount proposed for clearance and the actual amount cleared, relating specifically to the Site restoration adjustment. Any residual balance at the end of 2018 will be cleared in a post 2018 true up.

10

The unabsorbed demand cost deferral represents the actual cost consequences of unutilized transportation capacity contracted by EGD to meet increased requirements resulting from the Peak Gas Design Day Criteria (PGDDC). EGD updated its PGDDC in 2013 and 2014 and the impact of this update was phased in equally over the two years.

11

The future removal and site restoration reserves balance results from amounts collected from customers by certain businesses, with the approval of the regulator, to fund future costs for removal and site restoration relating to property, plant and equipment. These costs are collected as part of depreciation charged on property, plant and equipment. The balance represents the amount that has been collected from customers, net of actual costs expended on removal and site restoration. The settlement of this balance will occur as future removal and site restoration costs are incurred.

12

The site restoration clearance adjustment represents the amount determined by the OEB of previously collected costs for future removal and site restoration that is considered to be in excess of future requirements and will be refunded to customers over the term of the customized IR Plan. This was a result of the OEB’s approval of the adoption of a new approach for determining net salvage percentages. The new approach resulted in lower depreciation rates and lower future removal and site restoration reserves.

13

The revenue adjustment represents the revenue variance between interim rates, which were in place from January 1, 2014 to September 30, 2014, and the final OEB approved 2014 rates, which were implemented on October 1, 2014, but effective January 1, 2014. The revenue adjustment balance is the 2014 OEB approved revenue adjustment amount that was refunded to customers in January 2015.

14

The transaction services deferral represents the customer portion of additional earnings generated from optimization of storage and pipeline capacity. The balance is expected to be refunded to customers in the following year.